Organization and Principal Activities (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CNY (¥)
Zhongchai Holding (Hong Kong) Limited [Member]
Date of Incorporation	Apr. 23, 2009
Domicile	HongKong
Principal Activities	Holding
Zhongchai Holding (Hong Kong) Limited [Member] | HKD [Member]
Paid-in Capital		$ 10,000
Percentage of Effective Ownership	100.00%	100.00%	100.00%
Zhejiang Zhongchai Machinery Co., Ltd. [Member]
Date of Incorporation	Nov. 21, 2005
Domicile	PRC
Paid-in Capital	$ 28,612,943
Percentage of Effective Ownership	89.47%	89.47%	89.47%
Principal Activities	Manufacture, sale of various transmission boxes
Zhejiang Shengte Transmission Co., Ltd. [Member]
Date of Incorporation	Feb. 24, 2006
Domicile	PRC
Principal Activities	Manufacture and sale of parts of transmission box
Zhejiang Shengte Transmission Co., Ltd. [Member] | RMB [Member]
Paid-in Capital | ¥			¥ 5,000,000
Percentage of Effective Ownership	89.47%	89.47%	89.47%
Shanghai Hengyu Enterprise Management Consulting Co., Ltd. [Member]
Date of Incorporation	Sep. 10, 2015
Domicile	PRC
Principal Activities	Investment management and consulting services.
Shanghai Hengyu Enterprise Management Consulting Co., Ltd. [Member] | RMB [Member]
Paid-in Capital | ¥			¥ 251,500,000
Percentage of Effective Ownership	62.50%	62.50%	62.50%
Hangzhou Greenland Robotic Technologies Co., Ltd. [Member]
Date of Incorporation	Aug. 08, 2019
Domicile	PRC
Principal Activities	Manufactures and sales carrier cargo robotics.
Hangzhou Greenland Robotic Technologies Co., Ltd. [Member] | RMB [Member]
Paid-in Capital	$ 252,862
Percentage of Effective Ownership	100.00%	100.00%	100.00%